7. Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
7. Commitments and Contingencies

Line of Credit

The Company maintains a line of credit with a bank, up to a maximum credit line of $250,000.  The line of credit bears interest equal to the prime rate plus 0.50% (overall interest rate of 3.75% at June 30, 2012).  The line of credit requires minimum monthly payments consisting of interest only.  The line of credit is secured by all business assets, inventory, equipment, accounts, general intangibles, chattel paper, documents, instruments and letter of credit rights of the Company.  The line of credit is for an unspecified time until the bank notifies the Company of the Final Availability Date, at which time payments on the line of credit become the sum of: (a) accrued interest and (b) 1/60th of the unpaid principal balance immediately following the Final Availability Date.  The balance due on the line of credit as of June 30, 2012 was $222,703.  Since the earliest the line of credit is due and payable is over a five year period and the Company believes that it could obtain a comparable replacement line of credit elsewhere, the entire line of credit is included in long-term liabilities.  The unused amount under the line of credit available to the Company at June 30, 2012 was $27,297.

Legal Matters

From time to time, we may be involved in litigation relating to claims arising out of our operations in the normal course of business. As of June 30, 2012, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of our operations.

There are no proceedings in which any of our directors, officers or affiliates, or any registered or beneficial shareholder, is an adverse party or has a material interest adverse to our interest.

Regulatory Matters

The University is subject to extensive regulation by Federal and State governmental agencies and accrediting bodies.  In particular, the HEA and the regulations promulgated thereunder by the DOE subject the University to significant regulatory scrutiny on the basis of numerous standards that schools must satisfy to participate in the various types of federal student financial assistance programs authorized under Title IV of the HEA.  The University has had provisional certification to participate in the Title IV programs.  That provisional certification imposes certain regulatory restrictions including, but not limited to, a limit of 500 student recipients for Title IV funding for the duration of the provisional certification.  During 2011, the University’s provisional certification was scheduled to expire, but the University timely filed its application for recertification with the DOE, which extended the term of the University’s certification pending DOE review.  The provisional certification restrictions continue with regard to the University’s participation in Title IV programs.

To participate in the Title IV programs, an institution must be authorized to offer its programs of instruction by the relevant agencies of the State in which it is located, and since July 2011, potentially in the States where an institution offers postsecondary education through distance education.  In addition, an institution must be accredited by an accrediting agency recognized by the DOE and certified as eligible by the DOE.  The DOE will certify an institution to participate in the Title IV programs only after the institution has demonstrated compliance with the HEA and the DOE’s extensive academic, administrative, and financial regulations regarding institutional eligibility and certification.  An institution must also demonstrate its compliance with these requirements to the DOE on an ongoing basis.  The University performs periodic reviews of its compliance with the various applicable regulatory requirements.  If we were ineligible to receive Title IV funding, given Title IV cash receipts represented approximately 7% of total revenues in 2011, our operations and liquidity would be minimally impacted.

As a result of certain events in 2012, the Company has been requested by DOE to provide a letter of credit in the amount of $105,865, which is 10% of Aspen’s Title IV receipts in 2011, by March 28, 2012.  On March 27, 2012, the Company provided the DOE with the requested letter of credit expiring March 28, 2013.  On June 18, 2012, the DOE, having reviewed Aspen’s same-day balance sheet filing and application for approval of the change in ownership and control, notified Aspen of the DOE’s requirement that Aspen increase its letter of credit by August 31, 2012 from 10% to 25% of Aspen’s Title IV receipts in 2011.  Aspen has timely informed the DOE that it will provide the additional letter of credit in the amount of $158,800 by August 31, 2012.  The DOE may impose additional or different terms and conditions in any final provisional program participation agreement that it may issue.

The HEA requires accrediting agencies to review many aspects of an institution's operations in order to ensure that the education offered is of sufficiently high quality to achieve satisfactory outcomes and that the institution is complying with accrediting standards.  Failure to demonstrate compliance with accrediting standards may result in the imposition of probation, the requirements to provide periodic reports, the loss of accreditation or other penalties if deficiencies are not remediated.

Because the Company operates in a highly regulated industry, it may be subject from time to time to audits, investigations, claims of noncompliance or lawsuits by governmental agencies or third parties, which allege statutory violations, regulatory infractions or common law causes of action.

Delaware Approval to Confer Degrees

Aspen is a Delaware corporation.  Delaware law requires an institution to obtain approval from the Delaware Department of Education (“Delaware DOE”) before it may incorporate with the power to confer degrees.  Aspen did not obtain such approval prior to the period ended June 30, 2012.  On July 3, 2012, Aspen received notice from the Delaware DOE that it is granted provisional approval status effective until June 30, 2015.  Aspen is authorized by the Colorado Commission on Education to operate in Colorado as a degree granting institution.

Guarantee to Purchase Common Shares

On April 4, 2012, the Company entered into an agreement with: (i) an individual, (ii) Higher Education Group Management, Inc. (“HEMG”), a related party and principal stockholder of the Company whose president is Mr. Patrick Spada, the former Chairman of the Company and (iii) Mr. Patrick Spada (See Note 3). As part of the agreement, the Company guaranteed it would purchase at least 600,000 common shares of the Company at $0.50 per share within 90 days of the agreement. As of July 3, 2012, the guarantee resulted in a liability of the Company to purchase these shares. Subsequent to June 30, 2012, third party investors placed $168,000 in escrow to purchase 336,000 common shares, leaving the Company with a remaining liability to purchase 264,000 common shares for $132,000.

Line of Credit

The Company maintains a line of credit with a bank, up to a maximum credit line of $250,000.  The line of credit bears interest equal to the prime rate plus 0.50% (overall interest rate of 3.75% at December 31, 2011).  The line of credit requires minimum monthly payments consisting of interest only.  The line of credit is secured by all business assets, inventory, equipment, accounts, general intangibles, chattel paper, documents, instruments and letter of credit rights of the Company.  The line of credit is for an unspecified time until the bank notifies the Company of the Final Availability Date, at which time payments on the line of credit become the sum of: (a) accrued interest and (b) 1/60th of the unpaid principal balance immediately following the Final Availability Date.  The balance due on the line of credit as of December 31, 2011 was $233,215.  Since the earliest the line of credit is due and payable is over a five year period and the Company believes that it could obtain a comparable replacement line of credit elsewhere, the entire line of credit is included in long-term liabilities.  The unused amount under the line of credit available to the Company at December 31, 2011 was $16,785.

Operating Leases

The Company leases office space for its Denver, Colorado location under a seven-year lease agreement commencing September 15, 2008.  The operating lease granted four initial months of free rent and had a base monthly rent of $6,526 commencing January 15, 2009.  Thereafter, the monthly rent escalates 2.5% annually over the base year.

The following is a schedule by years of future minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 2011:

Year ending December 31,
2012	$84,206
2013	86,172
2014	88,139
2015	60,070
Total minimum payments required	$318,587

Rent expense was $114,511 and $81,532 for the years ended December 31, 2011 and 2010, respectively.

Employment Agreements

From time to time, the Company enters into employment agreements with certain of its employees.  These agreements typically include bonuses, some of which are performance-based in nature.  As of December 31, 2011, the Company had entered into five employment agreements whereby the Company is obligated to pay an annual performance bonus ranging from 50% to 100% of the employee’s base salary based upon the achievement of pre-established milestones.  Such annual bonuses are to be paid one-half in cash and the remainder in common shares of the Company.  As of December 31, 2011, no performance bonuses have been earned.

Consulting Agreement

On September 16, 2011, the Company entered into a two-year consulting agreement with the former Chairman of the Company in which the Company was obligated to pay $11,667 per month.  On September 28, 2011, the Company prepaid 13 months of the consulting agreement, or $151,667, which was then amortized until December 31, 2011, at which time the consulting agreement was terminated and the remaining unamortized prepaid expense was recognized immediately as consulting expense.  No additional amounts are due under the consulting agreement (See Note 15).

Legal Matters

From time to time, we may be involved in litigation relating to claims arising out of our operations in the normal course of business. As of December 31, 2011, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of our operations.

There are no proceedings in which any of our directors, officers or affiliates, or any registered or beneficial shareholder, is an adverse party or has a material interest adverse to our interest.

Regulatory Matters

The University is subject to extensive regulation by Federal and State governmental agencies and accrediting bodies.  In particular, the Higher Education Act (“HEA”) and the regulations promulgated thereunder by the U.S. Department of Education (“DOE”) subject the University to significant regulatory scrutiny on the basis of numerous standards that schools must satisfy to participate in the various types of federal learner financial assistance under Title IV programs.  The Company has had provisional certification to participate in the Title IV programs.  Aspen’s provisional certification imposes certain regulatory restrictions including, but not limited to, a limit of 500 student recipients for Title IV funding for the duration of the provisional certification.  During 2011, the Company’s provisional certification expired and the Company has filed its application for recertification with the DOE.  Due to the expiration and pending recertification, these restrictions continue with regard to the Company’s participation in DOE Title IV programs.

To participate in the Title IV programs, an institution must be authorized to offer its programs of instruction by the relevant agencies of the State in which it is located, and since July 2011, potentially in the States where an institution offers postsecondary education through distance education, accredited by an accrediting agency recognized by the DOE and certified as eligible by the DOE.  The DOE will certify an institution to participate in the Title IV programs only after the institution has demonstrated compliance with the HEA and the DOE’s extensive academic, administrative, and financial regulations regarding institutional eligibility.  An institution must also demonstrate its compliance with these requirements to the DOE on an ongoing basis.  The University performs periodic reviews of its compliance with the various applicable regulatory requirements.  If we were ineligible to receive Title IV funding, given Title IV cash receipts represented approximately 7% of total revenues in 2011, our operations and liquidity would be minimally impacted.

As a result of certain subsequent events, the Company has been requested by DOE to provide a letter of credit in the amount of $105,865 by March 28, 2012, which is 10% of Aspen’s Title IV receipts in 2011.  Aspen has timely informed the DOE that it will provide the requested letter of credit by the deadline.  The DOE may impose additional terms and conditions in any temporary provisional program participation agreement that it may issue pending review of Aspen’s application for approval of the change in ownership and control.  Furthermore, DOE may impose additional or different terms and conditions in any final provisional program participation agreement that it may issue after it reviews Aspen’s application for approval of the change in ownership and control (See Note 16).

 The Higher Education Act requires accrediting agencies to review many aspects of an institution's operations in order to ensure that the education offered is of sufficiently high quality to achieve satisfactory outcomes and that the institution is complying with accrediting standards.  Failure to demonstrate compliance with accrediting standards may result in the imposition of probation, the requirements to provide periodic reports, the loss of accreditation or other penalties if deficiencies are not remediated.

Because the Company operates in a highly regulated industry, it may be subject from time to time to audits, investigations, claims of noncompliance or lawsuits by governmental agencies or third parties, which allege statutory violations, regulatory infractions or common law causes of action.

Return of Title IV Funds

An institution participating in Title IV programs must correctly calculate the amount of unearned Title IV program funds that have been disbursed to students who withdraw from their educational programs before completion and must return those unearned funds in a timely manner, generally within 45 days of the date the school determines that the student has withdrawn.  Under Department regulations, failure to make timely returns of Title IV program funds for 5% or more of students sampled on the institution's annual compliance audit in either of its two most recently completed fiscal years can result in the institution having to post a letter of credit in an amount equal to 25% of its required Title IV returns during its most recently completed fiscal year.  If unearned funds are not properly calculated and returned in a timely manner, an institution is also subject to monetary liabilities or an action to impose a fine or to limit, suspend or terminate its participation in Title IV programs.

Delaware Approval to Confer Degrees

Aspen is a Delaware corporation.  Delaware law requires an institution to obtain approval from the Delaware Department of Education (“Delaware DOE”) before it may incorporate with the power to confer degrees.  Aspen did not obtain such approval.  It has begun communications with the Delaware DOE and is taking steps to obtain Delaware DOE approval.  An application to the State of Delaware has been made and we are awaiting a decision or additional guidance.

Unauthorized Borrowings

During 2005 through 2011, the Company advanced funds without board authority to both Patrick Spada (former Chairman of the Company) and HEMG, of which Patrick Spada is President.  The amount of unauthorized borrowings during the years ended December 31, 2011 and 2010 was $14,876 and $261,468, respectively, which have been expensed as loss due to unauthorized borrowing, a non-operating item.  As of December 31, 2011 and 2010, the aggregate amount of unauthorized borrowings due back to the Company was $2,209,960 and $2,195,084, respectively.  Having been unsuccessful since December 2011 to negotiate a settlement agreement with Patrick Spada to secure the amounts due back to the Company, on March 13, 2012, three directors of the Company pledged an aggregate of 2,209,960 common shares of the Company, valued at $1.00 per share, based on recent sales of capital stock as collateral for the amounts due from Patrick Spada and HEMG.  On August 16, 2012, the Company rescinded the pledge agreements and returned the shares to the directors (See Notes 15, 16 and 17).